Financial instruments - Narrative (Details)		12 Months Ended
	Jun. 17, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CAD ($) $ / $	Jun. 16, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investment income		$ 19,609,000	$ 3,743,000
Mark-to-market gain (loss) on financial assets		(16,877,000)	(9,024,000)
Impairment loss on trade receivables		73,000	54,000
Net impairment loss on trade receivables		73,000	54,000
Impairment loss allowance		0	0
Green Hydrogen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Mark-to-market gain (loss) on financial assets		15,000	1,422,000
Forsee Power
Disclosure of nature and extent of risks arising from financial instruments [line items]
Mark-to-market gain (loss) on financial assets		(16,877,000)	(9,024,000)
Ballard Power Systems Europe A/S
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares received in sale of stock transaction (in shares) | shares	259,551
Ballard Power Systems Europe A/S | Green Hydrogen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proceeds from sales of investment		$ 1,010,000	$ 336,000
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to risk holding Canadian denominated cash and cash equivalents, percentage (up to)		100.00%
Exposure to risk holding Canadian dollar net expenditures, percentage (up to)		50.00%
Average price of hedging instrument (CDN per USD)		1.31		1.31
Reasonably possible change in risk variable, percent		10.00%		10.00%
Increase in the corresponding risk variable on income		$ 8,361,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent		1.00%		1.00%
Decrease in the corresponding risk variable on investment income		$ 9,127,700
Equity investments | Ballard Power Systems Europe A/S
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current investments	$ 1,681,000				$ 5,000
Cash and cash equivalents | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic				$ 75,206,000
Foreign exchange contracts | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic				$ 38,000,000